Accounts Receivable - Movements in Provision for Impairment of Accounts Receivable (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [abstract]
At beginning of the year	¥ 1,414	¥ 1,140	¥ 2,431
Provision for impairment of accounts receivable	1,598	396	426
Reversal of provision for impairment of accounts receivable	(124)	(110)	(76)
Receivables written off as uncollectible and others	1	(12)	(1,641)
At end of the year	¥ 2,889	¥ 1,414	¥ 1,140